INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
INVENTORIES
Finished goods	¥ 244,373,815		¥ 267,036,620
Works in progress	6,925		69,290
Raw materials	148,409,401		149,903,238
Inventories	392,790,141		417,009,148		$ 55,323,334
Write-down of inventories (Note 5)	¥ 21,681,652	$ 3,053,797	¥ 8,991,793	¥ 3,679,669